Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee approves the grant of stock-based equity awards, such as PSUs, RSUs and options, at its meetings or by written consent (to be effective on the date of the meeting or receipt of all signed consents, or a later date). The Compensation Committee does not engage in any market timing with regards to the stock-based equity awards made to executive officers or other award recipients. It is the Company’s policy that all stock option grants, if granted, have an exercise price per share equal to the fair market value of our Common Stock based on the closing market price per share on the grant date.

The Company does not currently grant new awards of stock options, stock appreciation rights, or similar option-like instruments. Accordingly, the Company has no specific policy or practice on the timing of options in relation to the disclosure of material nonpublic information by the Company. In the event the Company determines to grant new options, the Board will evaluate the appropriate steps to take in relation to the foregoing.

Award Timing Method
The Compensation Committee approves the grant of stock-based equity awards, such as PSUs, RSUs and options, at its meetings or by written consent (to be effective on the date of the meeting or receipt of all signed consents, or a later date). The Compensation Committee does not engage in any market timing with regards to the stock-based equity awards made to executive officers or other award recipients. It is the Company’s policy that all stock option grants, if granted, have an exercise price per share equal to the fair market value of our Common Stock based on the closing market price per share on the grant date.

The Company does not currently grant new awards of stock options, stock appreciation rights, or similar option-like instruments. Accordingly, the Company has no specific policy or practice on the timing of options in relation to the disclosure of material nonpublic information by the Company. In the event the Company determines to grant new options, the Board will evaluate the appropriate steps to take in relation to the foregoing.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The Compensation Committee approves the grant of stock-based equity awards, such as PSUs, RSUs and options, at its meetings or by written consent (to be effective on the date of the meeting or receipt of all signed consents, or a later date). The Compensation Committee does not engage in any market timing with regards to the stock-based equity awards made to executive officers or other award recipients. It is the Company’s policy that all stock option grants, if granted, have an exercise price per share equal to the fair market value of our Common Stock based on the closing market price per share on the grant date.

The Company does not currently grant new awards of stock options, stock appreciation rights, or similar option-like instruments. Accordingly, the Company has no specific policy or practice on the timing of options in relation to the disclosure of material nonpublic information by the Company. In the event the Company determines to grant new options, the Board will evaluate the appropriate steps to take in relation to the foregoing.

MNPI Disclosure Timed for Compensation Value	false